SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Nov. 30, 2021	May 31, 2021	May 31, 2020
Payables and Accruals [Abstract]
Accrued salaries and related expenses	$ 351,021	$ 672,455	$ 145,165
Accrued sales and marketing expense	2,067,913	539,810	116,500
Accrued professional fees	181,066	75,000	117,040
Accrued interest expense	249,557
Accrued income tax	2,678,991	256,286
Accrued overdraft liabilities	5,065,419	790,364	97,519
Other accrued expenses and current liabilities	116,039	50,000	3,142,992
Accrued expenses and other current liabilities	$ 10,710,006	$ 2,383,915	$ 3,619,216